Balance Sheet Components	9 Months Ended
Sep. 30, 2023
The Arena Group Holdings Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance Sheet Components

4. Balance Sheet Components

The components of certain balance sheet amounts are as follows:

Accounts Receivable – The Company receives payments from advertising customers based upon contractual payment terms; accounts receivable is recorded when the right to consideration becomes unconditional and are generally collected within 90 days. The Company generally receives payments from digital and print subscription customers at the time of sign up for each subscription; accounts receivable from merchant credit card processors are recorded when the right to consideration becomes unconditional and are generally collected weekly. Accounts receivable have been reduced by an allowance for doubtful accounts. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. Accounts receivable are written off when deemed uncollectible and collection of the receivable is no longer being actively pursued. Accounts receivable as of September 30, 2023 and December 31, 2022 of $37,977 and $33,950, respectively, are presented net of allowance for doubtful accounts. The following table summarizes the allowance for doubtful accounts activity:

	Nine Months Ended September 30, 2023 (unaudited)	Year Ended December 31, 2022
Allowance for doubtful accounts beginning of year	$2,236	$1,578
Additions	217	980
Deductions – write-offs	(1,514)	(322)
Allowance for doubtful accounts end of period	$939	$2,236

Subscription Acquisition Costs – Subscription acquisition costs include the incremental costs of obtaining a contract with a customer, paid to external parties, if the Company expects to recover those costs. The Company has determined that sales commissions paid on all third-party agent sales of subscriptions are direct and incremental and, therefore, meet the capitalization criteria. The Company has elected to apply the practical expedient to account for these costs at the portfolio level. The sales commissions paid to third-party agents are amortized as magazines are sent to the subscriber on an issue-by-issue basis. Subscription acquisition costs are included within selling and marketing expenses on the condensed consolidated statements of operations.

The current portion of the subscription acquisition costs as of September 30, 2023 and December 31, 2022 was $31,944 and $25,931, respectively. The noncurrent portion of the subscription acquisition costs as of September 30, 2023 and December 31, 2022 was $9,751 and $14,133, respectively. Subscription acquisition costs as of September 30, 2023 presented as current assets of $31,944 are expected to be amortized over a one-year period, or through September 30, 2024, and presented as long-term assets of $9,751 are expected to be amortized after the one-year period ending September 30, 2024.

Amortization of subscription acquisition costs of $9,819 and $9,778 for the three months ended September 30, 2023 and 2022, respectively, are included in selling and marketing expenses on the condensed consolidated statements of operations. Amortization of subscription acquisition costs of $29,166 and $28,236 for the nine months ended September 30, 2023 and 2022, respectively, are included in selling and marketing expenses on the condensed consolidated statements of operations. No impairment losses have been recognized for subscription acquisition costs for the three and nine months ended September 30, 2023 and 2022.

Prepayments and other current assets – Prepayments and other current assets are summarized as follows:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Prepaid expenses	$2,891	$2,321
Prepaid supplies	1,101	927
Refundable income and franchise taxes	157	957
Unamortized debt costs	216	216
Employee retention credits	2,468	-
Other receivables	73	20
Total prepayments and other current assets	$6,906	$4,441

Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and the subsequent extensions of the Cares Act, the Company is eligible for a refundable employee retention credit subject to certain criteria. The Company determined that it qualifies for the tax credit under the CARES Act. In connection with the CARES Act, the Company adopted a policy to recognize the employee retention credit when earned and to offset the credit against the related expenditure. For the three and nine months ended September 30, 2023, the Company recorded the employee retention credits as a reduction to payroll and related expenses of $0 and $6,868, respectively, in operating expenses on the condensed consolidated statements of operations with a corresponding receivable included in prepaid expenses and other current assets on the condensed balance sheets for the respective periods. During the three months ended September 30, 2023 the Company received $4,400 in employee retention credits and has a receivable balance remaining of $2,468 as of September 30, 2023.

Property and Equipment – Property and equipment are summarized as follows:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Office equipment and computers	$1,777	$1,744
Furniture and fixtures	133	240
	1,910	1,984
Less accumulated depreciation and amortization	(1,506)	(1,249)
Net property and equipment	$404	$735

Depreciation and amortization expense for the three months ended September 30, 2023 and 2022 was $79 and $150, respectively. Depreciation and amortization expense for the nine months ended September 30, 2023 and 2022 was $276 and $395, respectively. Impairment charges for the three and nine months ended September 30, 2023 of $0 and $55, respectively, were recorded for property and equipment on the condensed consolidated statements of operations. No impairment charges for the three and nine months ended September 30, 2022 were recorded for property and equipment.

Platform Development – Platform development costs are summarized as follows:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Platform development	$25,017	$21,493
Less accumulated amortization	(15,752)	(11,163)
Net platform development	$9,265	$10,330

A summary of platform development activity for the nine months ended September 30, 2023 is as follows:

Platform development beginning of period	$21,493
Payroll-based costs capitalized	2,967
Less dispositions	(164)
Total capitalized costs	24,296
Stock-based compensation	785
Impairments	(64)
Platform development end of period	$25,017

Amortization expense for the three months ended September 30, 2023 and 2022, was $1,595 and $1,511, respectively. Amortization expense for the nine months ended September 30, 2023 and 2022, was $4,753 and $4,268, respectively. Amortization expense for platform development is included in cost of revenues on the condensed consolidated statements of operations. Impairment charges for the three and nine months ended September 30, 2023 of $0 and $64, respectively, were recorded for platform development on the condensed consolidated statements of operations. Impairment charges for the three and nine months ended September 30, 2022 of $0 and $210, respectively, were recorded for platform development on the condensed consolidated statements of operations.

Intangible Assets – Intangible assets subject to amortization consisted of the following:

	As of September 30, 2023 (unaudited)			As of December 31, 2022
	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	$17,333	$(17,012)	$321	$17,333	$(14,883)	$2,450
Trade name	5,380	(1,490)	3,890	5,380	(1,180)	4,200
Brand name	12,774	(2,007)	10,767	12,115	(908)	11,207
Subscriber relationships	73,459	(58,028)	15,431	73,459	(47,146)	26,313
Advertiser relationships	15,965	(2,583)	13,382	15,302	(1,368)	13,934
Database	2,397	(2,066)	331	2,397	(1,753)	644
Digital content	355	(266)	89	355	(133)	222
Total intangible assets	$127,663	$(83,452)	$44,211	$126,341	$(67,371)	$58,970

Intangible assets subject to amortization were recorded as part of the Company’s business acquisitions. Amortization expense for the three months ended September 30, 2023 and 2022 was $5,243 and $5,230, respectively, of which amortization expense for developed technology of $596 and $902, respectively, is included in cost of revenues on the condensed consolidated statements of operations. Amortization expense for the nine months ended September 30, 2023 and 2022 was $16,081 and $15,560, respectively, of which amortization expense for developed technology of $2,130 and $2,831, respectively, is included in cost of revenues on the condensed consolidated statements of operations. No impairment charges for the three and nine months ended September 30, 2023 were recorded for the intangible assets. Impairment charges for the three and nine months ended September 30, 2022 of $0 and $47, respectively, were recorded for the intangible assets on the condensed consolidated statements of operations.